Income Taxes (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes (Textuals) [Abstract]
Tax benefits recorded in total income tax expense resulting from tax audit resolutions	$ 485,000,000	$ 280,000,000	$ 55,000,000
Increase (decrease) in stockholders' equity due to the tax effect of all items recorded directly to stockholders' equity	1,800,000,000	(3,700,000,000)	3,000,000,000
Release of deferred tax liabilities and recognition of an income tax benefit associated with the undistributed earnings	4,300,000,000		1,100,000,000
Pretax earnings generated and indefinitely reinvested in non-U.S. subsidiaries	3,500,000,000
Cumulative amount of undistributed pretax earnings in non-U.S. subsidiaries	19,300,000,000
Tax expense applicable to securities gains and losses	1,100,000,000	427,000,000	608,000,000
Deferred tax assets recorded in connection with U.S. federal, state and local and non-U.S. subsidiary net operating loss carryforwards	1,370,000,000	912,000,000
Expiration dates of operating loss carryforwards	If not utilized, the U.S. federal net operating loss carryforward and the state and local net operating loss carryforwards will expire in 2027; The non-U.S. subsidiary net operating loss carryforward has an unlimited carryforward period.
After-tax interest expense and penalties related to income tax liabilities recognized in income tax expense	(54,000,000)	101,000,000	346,000,000
Liability for unrecognized tax benefits included in accounts payable for income tax-related interest and penalties	1,600,000,000	2,400,000,000
Unrecognized tax benefits, excluding related interest expense and penalties	7,767,000,000	6,608,000,000	5,894,000,000	4,811,000,000
Reduction of the annual effective tax rate due to unrecognized tax benefits, if recognized	3,800,000,000	3,500,000,000	2,900,000,000
Internal Revenue Service (IRS) [Member]
Income Taxes (Textuals) [Abstract]
U.S. federal net operating loss carryforwards	1,200,000,000
Foreign Country [Member]
Income Taxes (Textuals) [Abstract]
Non-U.S. subsidiary net operating loss carryforward	515,000,000
Expiration dates of U.S. foreign tax credit carryforward	If not utilized, the U.S. foreign tax credit carryforward will expire in 2020
U.S. foreign tax credit carryforward	750,000,000
State and Local Jurisdiction [Member]
Income Taxes (Textuals) [Abstract]
State and local net operating loss carryforwards	$ 1,000,000,000